Leases - Schedule of Balance Sheet (Details) - Previously Reported [Member]	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Leases - Schedule of Balance Sheet (Details) [Line Items]
Operating lease right-of-use assets		¥ 728,885
Lease liabilities – current		480,813
Lease liabilities – non-current		248,072
Total operating lease liabilities		728,885
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 118,320	¥ 461,070